Short Term Bank Deposits	12 Months Ended
Dec. 31, 2025
Short Term Bank Deposits [Abstract]
SHORT TERM BANK DEPOSITS

NOTE 5 - SHORT TERM BANK DEPOSITS

In 2024, Eco Wave Power Ltd. deposited an amount of $1,250 for a period of one year in short term bank deposits at an annual interest rate of 5.39%. As of December 31, 2025 the company has no short term bank deposits..